SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 7.0%
Media & Entertainment - 7.0%
Alphabet, Inc. - Class C (a)	381	$ 50,235

Consumer Discretionary - 7.8%
Retailing - 7.8%
O'Reilly Automotive, Inc. (a)	28	25,448
TJX Cos., Inc. (The)	348	30,930
		56,378
Consumer Staples - 4.0%
Household & Personal Products - 4.0%
Unilever PLC ADR (United Kingdom)	585	28,899

Energy - 8.3%
Energy - 8.3%
Chevron Corp.	187	31,532
ConocoPhillips	237	28,393
		59,925
Financials - 23.7%
Banks - 4.4%
JPMorgan Chase & Co.	219	31,759

Diversified Financials - 9.9%
Ares Management Corp. - Class A	325	33,433
Visa, Inc. - Class A	166	38,182
		71,615
Insurance - 9.4%
Globe Life, Inc.	252	27,400
Reinsurance Group of America, Inc.	280	40,653
		68,053
Health Care - 13.9%
Health Care Equipment & Services - 8.8%
Becton, Dickinson & Co.	105	27,145
UnitedHealth Group, Inc.	72	36,302
		63,447

SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
Novo Nordisk A/S ADR (Denmark)	406	$ 36,922

Industrials - 12.2%
Capital Goods - 12.2%
AZEK Co., Inc. (The) - Class A (a)	924	27,480
Quanta Services, Inc.	325	60,798
		88,278
Information Technology - 17.7%
Software & Services - 12.9%
Microsoft Corp.	210	66,308
ServiceNow, Inc. (a)	49	27,389
		93,697
Technology Hardware & Equipment - 4.8%
Apple, Inc.	202	34,584

Materials - 3.9%
Materials - 3.9%
Avery Dennison Corp.	153	27,948

Investments at Value - 98.5% (Cost $727,310)		$ 711,740

Other Assets in Excess of Liabilities - 1.5%		11,075

Net Assets - 100.0%		$ 722,815

(a)	Non-income producing security.

ADR	- American Depositary Receipt.
PLC	- Public Limited Company

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.